Other Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash-settled share-based compensation	$ 60.4	$ 62.0
Other	8.8	10.5
Other liabilities	69.2	72.5
Less current portion	36.0	34.5
Long-term portion	$ 33.2	$ 38.0